Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023
Assets [Abstract]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Net revenues		Net revenues
Liabilities [Abstract]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues		Revenues
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Net of Tax		Other Comprehensive Income (Loss), Net of Tax
Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Beginning balance, Assets		¥ 868		¥ 792
Total gains (losses) recognized in net revenue, Assets	[1]	39		14
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	975		717
Sales/ redemptions, Assets	[2]	(962)		(735)
Settlements, Assets		(8)		(9)
Foreign exchange movements, Assets		98		47
Transfers into Level 3, Assets	[3],[4]	119		210
Transfers out of Level 3, Assets	[4]	(88)		(168)
Ending balance, Assets		1,041		868
Liabilities [Abstract]
Beginning balance, Liabilities		565		580
Total gains (losses) recognized in net revenue, Liabilities	[1]	(34)		16
Total gains (losses) recognized in other comprehensive income, Liabilities		(2)		7
Purchases/ issues, Liabilities	[2]	388		306
Sales/ redemptions, Liabilities	[2]	(352)		(195)
Settlements, Liabilities
Foreign exchange movements, Liabilities		13		5
Transfers into Level 3, Liabilities	[3],[4]	67		141
Transfers out of Level 3, Liabilities	[4]	(160)		(249)
Ending balance, Liabilities		557		565
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		457		398
Total gains (losses) recognized in net revenue, Assets	[1]	8		(11)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	820		622
Sales/ redemptions, Assets	[2]	(826)		(598)
Settlements, Assets
Foreign exchange movements, Assets		42		23
Transfers into Level 3, Assets	[3],[4]	51		122
Transfers out of Level 3, Assets	[4]	(82)		(99)
Ending balance, Assets		470		457
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		4		14
Total gains (losses) recognized in net revenue, Assets	[1]	0		(2)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	28		11
Sales/ redemptions, Assets	[2]	(21)		(13)
Settlements, Assets
Foreign exchange movements, Assets		1		1
Transfers into Level 3, Assets	[3],[4]	3		1
Transfers out of Level 3, Assets	[4]	(7)		(8)
Ending balance, Assets		8		4
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		52		32
Total gains (losses) recognized in net revenue, Assets	[1]	12		11
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	18		27
Sales/ redemptions, Assets	[2]	(3)		(18)
Settlements, Assets
Foreign exchange movements, Assets		1		0
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		80		52
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		2		2
Total gains (losses) recognized in net revenue, Assets	[1]			0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]			0
Sales/ redemptions, Assets	[2]	0		0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]	(2)
Ending balance, Assets		0		2
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		8		10
Total gains (losses) recognized in net revenue, Assets	[1]	1		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	5		15
Sales/ redemptions, Assets	[2]	(8)		(17)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	3		1
Transfers out of Level 3, Assets	[4]	(6)		(1)
Ending balance, Assets		3		8
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		258		220
Total gains (losses) recognized in net revenue, Assets	[1]	(2)		(3)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	322		273
Sales/ redemptions, Assets	[2]	(410)		(266)
Settlements, Assets
Foreign exchange movements, Assets		23		13
Transfers into Level 3, Assets	[3],[4]	45		100
Transfers out of Level 3, Assets	[4]	(63)		(79)
Ending balance, Assets		173		258
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		0		7
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0		0
Sales/ redemptions, Assets	[2]	0		0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3],[4]			0
Transfers out of Level 3, Assets	[4]			(7)
Ending balance, Assets		0		0
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		8		8
Total gains (losses) recognized in net revenue, Assets	[1]	0		(1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	34		3
Sales/ redemptions, Assets	[2]	(8)		(12)
Settlements, Assets
Foreign exchange movements, Assets		1		0
Transfers into Level 3, Assets	[3],[4]			10
Transfers out of Level 3, Assets	[4]	0		0
Ending balance, Assets		35		8
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		95		79
Total gains (losses) recognized in net revenue, Assets	[1]	(1)		(10)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	241		160
Sales/ redemptions, Assets	[2]	(227)		(141)
Settlements, Assets
Foreign exchange movements, Assets		14		7
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		122		95
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		28		26
Total gains (losses) recognized in net revenue, Assets	[1]	(2)		(6)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	124		69
Sales/ redemptions, Assets	[2]	(102)		(69)
Settlements, Assets
Foreign exchange movements, Assets		2		2
Transfers into Level 3, Assets	[3],[4]	0		10
Transfers out of Level 3, Assets	[4]	(4)		(4)
Ending balance, Assets		46		28
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		2		0
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	48		64
Sales/ redemptions, Assets	[2]	(47)		(62)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]			0
Transfers out of Level 3, Assets	[4]	0
Ending balance, Assets		3		2
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	6		10
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(1)		(4)
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	(4)		(23)
Foreign exchange movements, Assets	[5]	1		(4)
Transfers into Level 3, Assets	[3],[4],[5]	4		11
Transfers out of Level 3, Assets	[4],[5]	(1)		16
Ending balance, Assets	[5]	5		6
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	11		(11)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(5)		(6)
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	(5)		14
Foreign exchange movements, Assets	[5]	3		1
Transfers into Level 3, Assets	[3],[4],[5]	(21)		9
Transfers out of Level 3, Assets	[4],[5]	49		4
Ending balance, Assets	[5]	32		11
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(32)		(33)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(3)		24
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	6		(5)
Foreign exchange movements, Assets	[5]	(4)		(3)
Transfers into Level 3, Assets	[3],[4],[5]	(5)		0
Transfers out of Level 3, Assets	[4],[5]	(8)		(15)
Ending balance, Assets	[5]	(46)		(32)
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	19		10
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(12)		2
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	(5)		5
Foreign exchange movements, Assets	[5]	3		2
Transfers into Level 3, Assets	[3],[4],[5]	1		0
Transfers out of Level 3, Assets	[4],[5]	(3)		0
Ending balance, Assets	[5]	3		19
Recurring [Member] | Level 3 [Member] | Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	4		(24)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(21)		16
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	(8)		(9)
Foreign exchange movements, Assets	[5]	3		(4)
Transfers into Level 3, Assets	[3],[4],[5]	(21)		20
Transfers out of Level 3, Assets	[4],[5]	37		5
Ending balance, Assets	[5]	(6)		4
Recurring [Member] | Level 3 [Member] | Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		461		374
Total gains (losses) recognized in net revenue, Assets	[1]	(13)		5
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	820		622
Sales/ redemptions, Assets	[2]	(826)		(598)
Settlements, Assets		(8)		(9)
Foreign exchange movements, Assets		45		19
Transfers into Level 3, Assets	[3],[4]	30		142
Transfers out of Level 3, Assets	[4]	(45)		(94)
Ending balance, Assets		464		461
Recurring [Member] | Level 3 [Member] | Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		191		205
Total gains (losses) recognized in net revenue, Assets	[1]	23		21
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	142		85
Sales/ redemptions, Assets	[2]	(118)		(123)
Settlements, Assets
Foreign exchange movements, Assets		28		12
Transfers into Level 3, Assets	[3],[4]	69		65
Transfers out of Level 3, Assets	[4]	(44)		(74)
Ending balance, Assets		291		191
Recurring [Member] | Level 3 [Member] | Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets		17		16
Total gains (losses) recognized in net revenue, Assets	[1]	1		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]	(8)
Settlements, Assets
Foreign exchange movements, Assets		2		1
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		12		17
Recurring [Member] | Level 3 [Member] | Non-trading debt securities [Member]
Assets [Abstract]
Beginning balance, Assets		3
Total gains (losses) recognized in net revenue, Assets	[1]	1		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	1		0
Sales/ redemptions, Assets	[2]	(4)
Settlements, Assets
Foreign exchange movements, Assets		0		1
Transfers into Level 3, Assets	[3],[4]	20		2
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		21		3
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets [Abstract]
Beginning balance, Assets		196	[6]	197
Total gains (losses) recognized in net revenue, Assets	[1]	27		(12)
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	12		10
Sales/ redemptions, Assets	[2]	(6)		(14)
Settlements, Assets
Foreign exchange movements, Assets		23		14
Transfers into Level 3, Assets	[3],[4]			1
Transfers out of Level 3, Assets	[4]	1
Ending balance, Assets	[6]	253		196
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		4		3
Total gains (losses) recognized in net revenue, Liabilities	[1]	1		(1)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	12		3
Sales/ redemptions, Liabilities	[2]	(14)		(9)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	3		9
Transfers out of Level 3, Liabilities	[4]	(3)		(3)
Ending balance, Liabilities		1		4
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	(1)		(1)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	7		0
Sales/ redemptions, Liabilities	[2]	(8)		(2)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		2
Transfers out of Level 3, Liabilities	[4]	(1)
Ending balance, Liabilities		0		1
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]
Sales/ redemptions, Liabilities	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities				0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		3		3
Total gains (losses) recognized in net revenue, Liabilities	[1]	2		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	5		2
Sales/ redemptions, Liabilities	[2]	(6)		(6)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	3		7
Transfers out of Level 3, Liabilities	[4]	(2)		(3)
Ending balance, Liabilities		1		3
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities				0
Total gains (losses) recognized in net revenue, Liabilities	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		1
Sales/ redemptions, Liabilities	[2]	0		(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities				0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]			0
Sales/ redemptions, Liabilities	[2]	0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities		0		0
Recurring [Member] | Level 3 [Member] | Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		30		58
Total gains (losses) recognized in net revenue, Liabilities	[1]	(1)		(4)
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	59		43
Sales/ redemptions, Liabilities	[2]	(59)		(32)
Settlements, Liabilities
Foreign exchange movements, Liabilities		2		0
Transfers into Level 3, Liabilities	[3],[4]	5		10
Transfers out of Level 3, Liabilities	[4]	(15)		(53)
Ending balance, Liabilities		23		30
Recurring [Member] | Level 3 [Member] | Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		17		8
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		1
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	3		17
Sales/ redemptions, Liabilities	[2]			0
Settlements, Liabilities
Foreign exchange movements, Liabilities		1
Transfers into Level 3, Liabilities	[3],[4]	4		8
Transfers out of Level 3, Liabilities	[4]	(10)		(15)
Ending balance, Liabilities		15		17
Recurring [Member] | Level 3 [Member] | Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		493		479
Total gains (losses) recognized in net revenue, Liabilities	[1]	(40)		4
Total gains (losses) recognized in other comprehensive income, Liabilities		(2)		7
Purchases/ issues, Liabilities	[2]	285		238
Sales/ redemptions, Liabilities	[2]	(276)		(152)
Settlements, Liabilities
Foreign exchange movements, Liabilities		7		2
Transfers into Level 3, Liabilities	[3],[4]	55		114
Transfers out of Level 3, Liabilities	[4]	(132)		(177)
Ending balance, Liabilities		474		493
Recurring [Member] | Level 3 [Member] | Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		21		32
Total gains (losses) recognized in net revenue, Liabilities	[1]	6		16
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	29		5
Sales/ redemptions, Liabilities	[2]	(3)		(2)
Settlements, Liabilities
Foreign exchange movements, Liabilities		3		3
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4]	0		(1)
Ending balance, Liabilities		¥ 44		¥ 21

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity and debt investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the years ended March 31, 2023 and March 31, 2024.
[4]	Transfers into Level 3 indicate certain valuation inputs of a financial instrument become unobservable or significant. Transfers out of Level 3 indicate certain valuation inputs of a financial instrument become observable or insignificant. See “Quantitative and qualitative information regarding significant unobservable valuation inputs” above for the valuation inputs of each financial instruments.
[5]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[6]	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.